[FRONT COVER]

1999 Annual Report







CENTENNIAL AMERICA FUND, L.P.


December 31, 1999



[LOGO] OPPENHEIMERFUNDS(r)
The Right Way to Invest

James C. Swain
Chairman
Centennial America Fund, L.P.


Bridget A. Macaskill
President
Centennial America Fund, L.P.


Dear Shareholder:

Over the fiscal year that ended December 31, 1999, Centennial America Fund, L.P. produced an average yield of 3.76% and an annualized yield including the effects of compounding was 3.84%. On December 31, 1999, the Fund's seven-day yields with and without compounding were 4.04% and 3.96% respectively.(1) These returns were substantially higher than the yields reported six months ago, primarily because of higher short-term interest rates during the reporting period.

When 1999 began, the world's financial markets were just beginning to recover from the dislocations caused in 1998 by the spread of the global credit and currency crisis in emerging markets and the failure of a large, highly leveraged U.S. hedge fund. In response to these problems, and to limit their adverse impact on the world's economies, many nations' central banks -- including the Federal Reserve Board in the United States -- had cut short-term interest rates in an attempt to stimulate economic growth.

The central banks' strategies appear to have been successful, because evidence began to emerge soon after the start of 1999 that the worst of the economic malaise was over for Japan, Asia and Latin America, and that the U.S. economy continued to grow strongly. In this environment, investors grew concerned that unsustainable economic growth might rekindle long-dormant inflationary pressures, especially in the United States where unemployment reached historical lows and consumers appeared to be spending more than they were earning.

In order to forestall a potential reacceleration of inflation, the Federal Reserve Board indicated in the second quarter that it was considering an increase in short-term interest rates. This potential rate hike was quickly reflected in the fixed-income markets in the form of higher yields for both money market securities and longer term bonds. Indeed, the Federal Reserve Board subsequently raised interest rates three times during the summer and fall of 1999, effectively offsetting all of the previous year's rate cuts.

During the second half of the reporting period, U.S. Government securities were also affected by Y2K-related concerns. Although the investment community's consensus opinion appeared to be that the U.S. financial system was prepared for the advent of the year 2000, many government agencies decided to play it safe by issuing relatively longer term money-market securities over the


1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.




2 Centennial America Fund, L.P.

summer and early fall of 1999. These securities generally featured maturity dates in January and February of 2000, reducing the need for issuers to return to the marketplace close to year-end 1999. However, because so many money market issuers came to market at the same time, they were compelled to increase their securities' yields in order to attract investor interest. Fund shareholders generally benefited from these higher yields.

Under these market conditions, we focused primarily on enhancing the Fund's yield in a way that was consistent with liquidity and capital preservation. We generally found the most attractive yields in U.S. government agency securities, which comprised 96.2% of the portfolio as of December 31. In contrast, we found few opportunities in U.S. Treasury bills, which were in relatively short supply because of the federal budget surplus.

Thank you for your continued confidence and participation in Centennial America Fund, L.P. We look forward to helping you achieve your financial goals in 2000 and beyond.

Sincerely,


/S/James C. Swain                           /s/Bridget A. Macaskill
James C. Swain                              Bridget A. Macaskill

January 24, 2000



3 Centennial America Fund, L.P.

--------------------------------------------------------------------------------
Statement of Investments  December 31, 1999


                                                                                      Face              Value
                                                                                      Amount            See Note 1
------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 96.2%
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank:
5.75%, 1/14/00                                                                        $    1,025,000    $     1,022,871
------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
5.50%, 1/14/00                                                                             3,000,000          2,994,020
5.51%, 1/27/00                                                                             2,000,000          1,991,911
5.60%, 1/13/00                                                                             2,000,000          1,996,257
5.61%, 1/11/00                                                                             2,000,000          1,996,889
6.25%, 1/5/00                                                                              5,000,000          4,996,528
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.82%, 1/28/00                                                                             1,000,000            999,247
5.49%, 1/18/00                                                                             1,500,000          1,496,111
5.54%, 1/19/00-1/20/00                                                                     3,000,000          2,991,382
5.61%, 2/8/00                                                                              2,000,000          1,988,157
5.62%, 1/21/00                                                                             2,000,000          1,993,755
------------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Assn., guaranteeing commercial paper of Nebhelp, Inc.:
5.85%, 1/21/00(1)                                                                          2,000,000          1,993,500

------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value                                                                    96.2%         26,460,628
------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                 3.8           1,042,070
                                                                                        -------------   ----------------

Net Assets                                                                                    100.0%    $    27,502,698
                                                                                        =============   ================

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $1,993,500, or 7.25% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Managing General Partners.

See accompanying Notes to Financial Statements.
























 4  Centennial America Fund, L.P.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 1999



------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value - see accompanying statement                                                                      $26,460,628
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                        566,888
------------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                          580,491
Interest and dividends                                                                                                       20,990
Other                                                                                                                         4,924
                                                                                                              ----------------------
Total assets                                                                                                             27,633,921

------------------------------------------------------------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed                                                                                       36,989
Shareholder reports                                                                                                          32,472
Accrued taxes                                                                                                                17,048
Service plan fees                                                                                                            12,561
Legal, auditing and other professional fees                                                                                   7,529
Transfer and shareholder servicing agent fees                                                                                 1,649
Registration and filing fees                                                                                                    963
Custodian fees                                                                                                                  737
Managing General Partners' compensation                                                                                         390
Other                                                                                                                        20,885
                                                                                                              ----------------------
Total liabilities                                                                                                           131,223

--------------------------------------------------------------------------------------------------------------======================
Net Assets                                                                                                              $27,502,698
                                                                                                              ======================

------------------------------------------------------------------------------------------------------------------------------------
Composition of Net Assets
Paid-in capital                                                                                                         $27,502,581
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                                                                        117
                                                                                                              ----------------------
Net assets - applicable to 27,502,581 shares of beneficial
interest outstanding                                                                                                    $27,502,698
                                                                                                              ======================
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Redemption Price and Offering Price Per Share                                                                $1.00
                                                                                                              ======================


See accompanying Notes to Financial Statements.

















 5  Centennial America Fund, L.P.

--------------------------------------------------------------------------------
Statement of Operations  For the Year Ended December 31, 1999

------------------------------------------------------------------------------------------------------------------------------------
Investment Income - Interest                                                                                             $1,247,028

------------------------------------------------------------------------------------------------------------------------------------
Expenses
Management fees                                                                                                             109,230
------------------------------------------------------------------------------------------------------------------------------------
Tax provision                                                                                                                57,925
------------------------------------------------------------------------------------------------------------------------------------
Service plan fees                                                                                                            47,338
------------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                                 32,634
------------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                          27,140
------------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                                10,984
------------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                                  10,189
------------------------------------------------------------------------------------------------------------------------------------
Managing General Partners' compensation                                                                                       2,197
------------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                                   1,823
------------------------------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                                            1,222
------------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                        20,282
                                                                                                              ----------------------

Total expenses                                                                                                              320,964
Less expenses paid indirectly                                                                                                (1,113)
                                                                                                              ----------------------
Net expenses                                                                                                                319,851

------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                                                                       927,177

------------------------------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments                                                                                                117

------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                                                       $927,294
                                                                                                              ======================


--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                                                Year Ended December 31,
                                                                                             1999                     1998
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                             $927,177                 $834,686
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                      117                       --
                                                                                    -----------------------   ----------------------
Net increase in net assets resulting
from operations                                                                                    927,294                  834,686

------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders                                                    (927,177)                (834,686)

------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions                                                                 5,340,248                7,582,218

------------------------------------------------------------------------------------------------------------------------------------
Net Assets
Total increase                                                                                   5,340,365                7,582,218
------------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                             22,162,333               14,580,115
                                                                                    -----------------------   ----------------------
End of period                                                                                  $27,502,698              $22,162,333
                                                                                    =======================   ======================


See accompanying Notes to Financial Statements.




 6  Centennial America Fund, L.P.

--------------------------------------------------------------------------------
Financial Highlights


                                                            Year Ended December 31,
                                                              1999           1998            1997             1996            1995
------------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                          $1.00          $1.00           $1.00          $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                         .04            .04             .05            .05             .04
Dividends and/or distributions to shareholders                 (.04)          (.04)           (.05)          (.05)           (.04)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $1.00          $1.00           $1.00          $1.00           $1.00
                                                            ========       ========        ========      =========        ==========
------------------------------------------------------------------------------------------------------------------------------------
Total Return(1)                                               3.82%          4.40%           4.63%          4.69%           4.56%
------------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                    $27,503        $22,162         $14,580        $18,661         $11,102
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $24,285        $19,724         $16,320        $16,998          $7,862
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                         3.82%          4.23%           4.53%          4.52%           4.48%
Expenses                                                      1.32%          1.22%(3)        0.98%(3)       0.86%(3)        1.48%(3)


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.

























 7  Centennial America Fund, L.P.

Notes to Financial Statements


1.  Significant Accounting Policies
Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Therefore, no federal income or excise tax provision is required. Beginning in 1998, according to the provisions of the 1997 Taxpayer Relief Act, the Fund will elect to be treated as an "Electing 1987 Partnership". As such it will record an U.S. Federal income provision equal to 3.50% of gross income.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other. Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

8  Centennial America Fund, L.P.

Notes to Financial Statements Continued


2.  Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                            Year Ended December 31, 1999         Year Ended December 31, 1998
                                            Shares                Amount        Shares                Amount
                                       ----------------------------------  -----------------------------------
      Sold                                  93,800,406      $ 93,800,406        53,991,754        $ 53,991,754
      Dividends and/or distributions
      reinvested                               888,704           888,704            807,080            807,080

      Redeemed                             (89,348,862)      (89,348,862)       (47,216,616)      ( 47,216,616)
                                           ------------     -------------       ------------     -------------
      Net increase                           5,340,248      $  5,340,248          7,582,218       $  7,582,218
                                           ============     =============       ============      =============

3.  Management Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.45% of the first $500 million of average annual net assets of the Fund and 0.40% of average annual net assets over $500 million. The Fund's management fee for the year ended December 31, 1999 was 0.45% of average annual net assets.

Transfer Agent Fees. Shareholder Services, Inc. (SSI), a subsidiary of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. SSI's total costs of providing such services are allocated ratably to these companies.

Service Plan Fees. Under an approved plan of distribution, the Fund expends 0.20% of its net assets annually to reimburse Centennial Asset Management Corporation, a subsidiary of the Manager, for costs incurred in distributing shares of the Fund, including amounts paid to brokers, dealers, banks and other institutions.

9  Centennial America Fund, L.P.

Independent Auditors' Report


The Managing General Partners and Shareholders of
Centennial America Fund, L.P.:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Centennial America Fund, L.P. as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998 and the financial highlights for the period January 1, 1995 to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Centennial America Fund, L.P. as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



Deloitte & Touche LLP

Denver, Colorado
January 24, 2000




10  Centennial America Fund, L.P.

Federal Income Tax Information  (Unaudited)

In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

None of the dividends paid by the Fund during the fiscal year ended December 31, 1999 are eligible for the corporate dividend-received deduction.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

11  Centennial America Fund, L.P.

Centennial America Fund, L.P.


Officers and Managing General Partners
James C. Swain, Managing General Partner and Chairman of the Board Bridget A. Macaskill, Managing General Partner and President
Robert G. Avis, Managing General Partner
William A. Baker, Managing General Partner
Sam Freedman, Managing General Partner
Raymond J. Kalinowski, Managing General Partner
C. Howard Kast, Managing General Partner
Robert M. Kirchner, Managing General Partner
Ned M. Steel, Managing General Partner
Carol E. Wolf, Vice President
Arthur J. Zimmer, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Treasurer
Robert G. Zack, Assistant Secretary
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer

Investment Advisor
OppenheimerFunds, Inc.

Distributor
Centennial Asset Management Corporation

Sub-Distributor
OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent
Shareholder Services, Inc.

Custodian of Portfolio Securities
Citibank, N.A.

Independent Auditors
Deloitte & Touche LLP

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.

This is a copy of a report to shareholders of Centennial America Fund, L.P. This report must be preceded or accompanied by a Prospectus of Centennial America Fund, L.P. For material information concerning the Fund, see the Prospectus.

For shareholder servicing call:
1-800-525-9310 (in U.S.)
303-768-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO  80217-5143


RA0870.001.1299